Accounting for eRapa and CPRIT grant (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Accounting For Erapa And Cprit Grant
Prepayments*	£ 2,751	£ 6,114
Accrued revenue	599
Deferred revenue		£ (1,468)